INCOME TAXES - Income Tax Recognized Directly in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	$ 24	$ 34	$ 14
Revaluation of property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	30	36	25
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	(6)	6	(19)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	$ 0	$ (8)	$ 8